Note 4 - Investment in Wanchun Pharma (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
$
Acquisition cost	2,400
Less: negative equity investment in Wanchun Pharma	(239)
Less: net assets of Wanchun Pharma (including cash of $1,256)	(1,347)
Excess cost allocated to patent of Plinabulin and charged to expenses	814